RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Assets Available For Benefits (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 47,236,244	$ 41,384,320
Contributions receivable	(133,338)	(115,583)
Net assets available for benefits per Form 5500	$ 47,102,906	$ 41,268,737